General	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of September 30, 2021, our fleet comprises of nine LNG carriers, one Floating Storage Regasification Unit (“FSRU”) and three Floating Liquefaction Natural Gas vessels (“FLNGs”) (including one vessel under conversion to a FLNG and one vessel earmarked for conversion to a FLNG). We also operate vessels on behalf of third parties under management agreements.

We are listed on the Nasdaq stock exchange under the symbol: “GLNG”.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Going concern

The consolidated financial statements have been prepared on a going concern basis.

With the extension of the Golar Seal Facility's put option, the successful closing of the Norwegian Bonds and the 2021 Margin Loan, the Company has made significant progress to ensure that we have the necessary liquidity to satisfy our anticipated capital expenditures, scheduled repayments of long-term and short-term debts (in particular the $317.3 million 2017 Convertible Bonds due in February 2022), debt facilities’ written put options, financing costs and working capital requirements over the next 12 months.

The main actions that management is focused on from a liquidity standpoint are:

•our ability to monetize assets, including but not limited to, the 18.6 million shares of Class A NFE common stock (“NFE Shares”) that we own and are pledged under the 2021 Margin Loan, the risk of fluctuations in the NFE share price and the impact on our financing plans; and
•the refinancing of the Golar Tundra Facility, which has a put option for $101.1 million that would become exercisable in January 2022 were we not to have sufficiently advanced plans to refinance the 2017 Convertible Bonds by that date, otherwise the Golar Tundra Facility matures in June 2022.

While we believe it is probable that we will be able to obtain the necessary funds and have a track record of successfully refinancing our existing debt requirements, obtaining put option extensions, monetizing existing assets and sourcing new funding, primarily as a result of the strong fundamentals in relation to our assets (including contracted cash flows and existing leverage ratios), we cannot be certain that these will be executed in time or at all. Global financial markets and economic conditions have been and continue to be volatile, particularly with the ongoing COVID-19 pandemic. In this context, we continue to have productive discussions with financiers, and believe that these developments are not likely to have a material adverse effect on our ability to refinance existing debt requirements, monetize existing assets and source new funding.

Further, if market and economic conditions were to be favorable, we may also consider in conjunction with the refinancing of existing loans, further issuances of corporate debt or equity to increase our liquidity to meet maturing obligations. To this aim, our management continually reviews sources of funding for our medium and long-term obligations, which include a combination of new loans, refinancing of existing arrangements, public and private debt or equity offerings, and potential asset sales.

Accordingly, we believe that based on our plans, as outlined above, we will have sufficient resources to satisfy our obligations in the ordinary course of business for at least the next 12 months as of November 18, 2021. To gauge our liquidity headroom under these plans, including our ability to continue to comply with relevant covenants, we have performed stress testing with respect to forecasted cash positions under various scenarios, which include using assumptions such as reasonably possible downwards movements in the NFE share price and significantly reduced revenue contributions from our fleet for uncontracted periods without a commensurate reduction in operating costs. Accordingly, we are confident in our ability to meet our obligations when falling due.